Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Cumulative Effect, Period of Adoption, Adjustment [Member]	Total shareholders' equity	Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Common shares	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Total shareholders' equity	Bank Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Common shares	Bank Additional paid-in capital		Bank Retained earnings	Bank Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2019		SFr 43,714		SFr (132)	SFr 43,644	SFr (132)	SFr 102	SFr 34,661	SFr 30,634	SFr (132)	SFr (1,484)	SFr (20,269)	SFr 70		SFr 46,763		SFr (132)	SFr 46,120	SFr (132)	SFr 4,400	SFr 45,774		SFr 13,492	SFr (132)	SFr 0		SFr (17,546)	SFr 643
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(20)											(20)		(20)													(20)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		19											19		19													19
Net income/(loss)		2,666			2,669				2,669				(3)		2,514			2,511					2,511					3
Total other comprehensive income/(loss), net of tax		(2,887)			(2,881)							(2,881)	(6)		(2,751)			(2,693)									(2,693)	(58)
Cancellation of repurchased shares							(4)	(1,321)			1,325
Share-based compensation, net of tax		962			962			377			585				494			494			494
Net sale and repurchase of treasury shares		(889)			(889)			(35)			(854)
Dividends on share-based compensation, net of tax															(41)			(41)			(41)
Dividends paid		(716)			(716)				(337)						(10)			(10)			(10)
Dividends paid out of reserves from capital contributions								(379)
Change in scope of consolidation, net		198											198		198													198
Other		26			20			20					6		25			15			15							10
Balance at Dec. 31, 2020		42,941			42,677		98	33,323	32,834		(428)	(23,150)	264		47,059			46,264		4,400	46,232		15,871		0		(20,239)	795
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(42)											(42)		(46)													(46)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		27											27		27													27
Net income/(loss)		(1,626)			(1,650)				(1,650)				24		(1,029)			(929)					(929)					(100)
Total other comprehensive income/(loss), net of tax		1,830			1,824							1,824	6		908			880									880	28
Issuance of common shares		0					8	1,748			(1,756)
Other activities relating to the issuance of common shares		1,756			1,756						1,756
Share-based compensation, net of tax		689			689			54			635				125			125			125
Net sale and repurchase of treasury shares		(1,057)			(1,057)			(22)			(1,035)
Dividends on share-based compensation, net of tax															(9)			(9)			(9)
Dividends paid		(257)			(256)				(120)						(11)			(10)					(10)
Dividends paid out of reserves from capital contributions								(136)
Cash dividends paid to noncontrolling interest holders													(1)															(1)
Change in scope of consolidation, net		(2)											(2)		(3)													(3)
Other		(29)			(29)			(29)							1,066			1,069			1,069							(3)
Balance at Dec. 31, 2021		44,230			43,954		106	34,938	31,064		(828)	(21,326)	276		48,087			47,390		4,400	47,417		14,932		0	[1]	(19,359)	697
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(64)	[2],[3]										(64)	[2],[3]	(64)	[4],[5]												(64)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		79	[3]										79	[3]	79	[5]												79	[5]
Net income/(loss)		(7,306)			(7,293)				(7,293)				(13)		(7,304)			(7,273)					(7,273)					(31)
Total other comprehensive income/(loss), net of tax		4,467			4,476							4,476	(9)		4,284			4,292									4,292	(8)
Issuance of common shares		4,014			4,014		54	3,960
Share-based compensation, net of tax		614			614			55			559				195			195			195
Financial instruments indexed to own shares		3			3			3
Net sale and repurchase of treasury shares		(229)			(229)			(70)			(159)
Dividends on share-based compensation, net of tax															(14)			(14)			(14)
Dividends paid		(280)			(279)				(139)						(571)			(570)			(570)
Dividends paid out of reserves from capital contributions	[6]							(140)
Cash dividends paid to noncontrolling interest holders													(1)															(1)
Change in scope of consolidation, net		(66)											(66)		(66)													(66)
Other		(131)			(131)			(131)							3,850			3,851			3,851	[7]						(1)
Balance at Dec. 31, 2022		SFr 45,331			SFr 45,129		SFr 160	SFr 38,615	SFr 23,632		SFr (428)	SFr (16,850)	SFr 202		SFr 48,476			SFr 47,871		SFr 4,400	SFr 50,879		SFr 7,659		SFr 0	[1]	SFr (15,067)	SFr 605

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Paid out of capital contribution reserves.
[7]	Included a capital contribution of CHF 3,890 million from Credit Suisse Group AG to Credit Suisse AG following the capital increases in November and December 2022 by the Group.